Goldman Sachs Access Emerging Markets USD Bond ETF Investment Objectives and Goals - Goldman Sachs Access Emerging Markets USD Bond ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs Access Emerging Markets USD Bond ETF—SummaryTicker: GEMD Stock Exchange: Cboe BZX Exchange, Inc.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs Access Emerging Markets USD Bond ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Goldman Sachs Emerging Markets USD Bond Index (the “Index”).